DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Direct Operating Costs [Abstract]
Summary of direct operating costs
The company’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2020	2019	2018
Operations, maintenance and administration		$(547)	$(571)	$(601)
Water royalties, property taxes and other		(159)	(155)	(132)
Fuel and power purchases(1)		(338)	(301)	(281)
Energy marketing & other services	26	(17)	(26)	(39)
		$(1,061)	$(1,053)	$(1,053)
(1)Fuel and power purchases are primarily attributable to our portfolio in Colombia